Short-Term and Long-Term Borrowings (Details) - Schedule of Short-Term and Long-Term Borrowings	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2023 USD ($)
Schedule of Short-Term and Long-Term Borrowings [Abstract]
Short-term borrowings	$ 2,494,513		$ 4,442,870
Long-term borrowings
Current portion	2,770		43,860
Non-current portion	1,770,010		5,398,849
Total long-term borrowings	$ 1,772,780	¥ 12,800,000	$ 5,442,709